Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Related Party Transaction [Line Items]
Future minimum lease 2017					$ 2,471
Future minimum lease 2018					2,164
Software development and installation expense with related party	$ 1,300	$ 1,100	$ 2,700	$ 2,400	3,012	$ 1,885
Primary Equity Holder [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses charged by primary equity holder	100	100	400	200	219	1,069	$ 2,093
Management [Member]
Related Party Transaction [Line Items]
Rent expense	100	100	500	400	524	$ 513	$ 567
Future minimum lease 2017					567
Future minimum lease 2018					$ 337
IT Consulting Company [Member]
Related Party Transaction [Line Items]
Software development and installation expense with related party	$ 500	$ 400	$ 1,100	$ 1,000